Consolidated statements of cash flows - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities
Loss before income tax expense for the year	$ (8,421,960)	$ (12,467,466)	$ (10,270,000)
Adjustments for:
Depreciation and amortisation	1,265,000	1,084,000	1,084,000
Net loss on disposal of non-current assets
Impairment of property, plant and equipment			1,000
Share-based payments	637,000	262,000	246,000
Foreign exchange differences	430,000
Loss/(gain) on contingent consideration	2,570,000	474,000	63,000
Fair value loss on financial assets		168,000	1,809,000
Cash flows from used in operations before changes in working capital	(3,521,000)	(10,479,000)	(7,067,000)
Change in operating assets and liabilities:
Increase in trade and other receivables	(5,027,000)	358,000	825,000
Increase/(decrease) in prepayments	(1,182,000)	(168,000)	398,000
Increase/(decrease) in trade and other payables	1,010,000	1,722,000	(409,000)
Increase/(decrease) in other provisions	93,000	55,000	(25,000)
Decrease in deferred tax liability	(484,000)	(298,000)	(298,000)
Increase/(decrease) in accrued revenue			(138,000)
Net cash used in operating activities	(9,111,000)	(8,810,000)	(6,714,000)
Cash flows from investing activities
Proceeds from disposal of shares			2,359,000
Net cash used in investing activities			2,359,000
Cash flows from financing activities
Proceeds from issue of shares	28,109,000	12,139,000	3,816,000
Net cash from financing activities	28,109,000	12,139,000	3,816,000
Net decrease in cash and cash equivalents	18,998,000	3,329,000	(539,000)
Cash and cash equivalents at the beginning of the financial year	8,764,044	5,434,000	5,956,000
Effects of exchange rate changes on cash	(175,000)		17,000
Cash and cash equivalents at the end of the financial year	$ 27,586,760	$ 8,764,044	$ 5,434,000